Financial instruments and risk management (Details 11 - Textuals 2) $ in Thousands	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2021 USD ($) R$ / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Financial instruments and risk management
Cash and cash equivalents	R$ 135,727,000		R$ 162,827,000	R$ 79,500,000	R$ 77,079,000
Financial investments	798,786,000	$ 143,139	0
NDF
Financial instruments and risk management
Purchase and sale agreement for derivative financial instruments, fair value	(17,000)		1,321,000
Zero-cost collar
Financial instruments and risk management
Purchase and sale agreement for derivative financial instruments, fair value	R$ (25,000)		R$ 2,124,000
Net premium of contracted derivatives | R$ / shares	0	0
Revolving credit facility
Financial instruments and risk management
Credit facility, maximum borrowing capacity	R$ 58,595,000	$ 10,500
Revolving credit facility | Brazilian real per US dollar
Financial instruments and risk management
Exchange rate variation in the year	5.5805